Financial Instruments - Allowance for Doubtful Accounts (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Allowance for doubtful accounts	₩ 717,365	₩ 753,693	₩ 898,273	₩ 916,790
Trade accounts and notes receivable [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	365,120	386,650
Other accounts receivable [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	171,273	177,037
Loans [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	172,162	184,610
Other assets [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	₩ 8,810	₩ 5,396